Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of fair value of assets measured on recurring basis
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2019 and 2020:

	Fair value measurements
	Total	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)
	RMB	RMB	RMB
As of December 31, 2019
Time deposits	1,325,737	1,325,737	—
Short-term investments	121,126	—	121,126

Total	1,446,863	1,325,737	121,126

As of December 31, 2020
Time deposits	263	263	—
Short-term investments	584,999	—	584,999

Total	585,262	263	584,999